AMERITAS LIFE INSURANCE CORP. ("AMERITAS")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                              ("Separate Account")

                                 Supplement to:
                              Ameritas Advisor VUL
                        Prospectus Dated December 2, 2008

                        Supplement Dated December 8, 2008

This supplement amends certain disclosure contained in the above-referenced prospectus and for the policy. Please keep this supplement together with your prospectus for future reference.

Ameritas Life Insurance Corp. has been advised that the Board of Directors of the Summit Mutual Funds, Inc., Summit Pinnacle Series (the "Fund") recommends, subject to shareholder approval, that on or about December 12, 2008, the Fund will change its investment adviser to Calvert Asset Management Company, Inc. ("CAMCO") and that CAMCO will enter into a sub-advisory agreement for the Summit Natural Resources Portfolio.

Therefore, if the recommendation of the Funds' Boards of Directors is approved, the following change will be made to your prospectus.

In the INVESTMENT OPTIONS section of your prospectus, the list of Summit Mutual Funds, Inc., Summit Pinnacle Series is revised to reflect changes to the investment adviser, subadviser, and underwriter, as follows:

--------------------------------------------------------------------------------------------------------------------
                            FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                     Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------

        Summit Mutual Funds, Inc., Summit Pinnacle Series*              Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit Investment Partners,   Specialty.
Inc.
--------------------------------------------------------------------------------------------------------------------

* The Fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, will replace Ameritas Investment Corp. as the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

Please see the Fund prospectus for information about the portfolio's investment objectives, restrictions and other important information.

All other provisions of your policy remain as stated in your policy and prospectus.

          Please retain this supplement with the current prospectus for your variable policy issued by Ameritas Life Insurance Corp.
                If you do not have a current prospectus, please
                       contact Ameritas at 1-800-255-9678.